Foreign Exchange (Gain) Loss, Net - Schedule of Foreign Exchange Gain Loss Net (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	CAD (857)	CAD (189)		CAD 1,097
Realized Foreign Exchange (Gain) Loss	45	(9)		(61)
Total	(812)	(198)	[1]	1,036	[1]
Long-term Borrowings [Member]
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	(665)	(196)		1,064
Other [Member]
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	CAD (192)	CAD 7		CAD 33

[1]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.